Leases - Summary of Future Aggregate Undiscounted Lease Payments to be Received (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	$ 44
Unearned finance income	(4)
Net investment in leases	40
2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	9
2021
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	8
2022
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	7
2023
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	6
2024
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	7
2025 and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments to be received	$ 7